SCHEDULE OF LEASE COST (Details) - Gravitics Inc [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
ScheduleOfLeaseCostLineItems [Line Items]
Operating lease cost	$ 175	$ 178	$ 351	$ 354	$ 702	$ 702
Variable lease cost	93	17	151	30	134	228
Total lease cost	$ 268	$ 195	$ 502	$ 384	$ 836	$ 930